Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Detail)	12 Months Ended
Dec. 31, 2017
GlaxoSmithKline Argentina S.A. [member] | Argentina [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Argentina S.A.
Country of incorporation	Argentina
GlaxoSmithKline Australia Pty Ltd [Member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Australia Pty Ltd
Country of incorporation	Australia
GlaxoSmithKline Consumer Healthcare Australia Pty Ltd [member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd
Country of incorporation	Australia
GlaxoSmithKline Brasil Limitada [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Brasil Limitada
Country of incorporation	Brazil
GlaxoSmithKline Consumer Healthcare Inc. [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Inc.
Country of incorporation	Canada
GlaxoSmithKline Inc. [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Inc.
Country of incorporation	Canada
ID Biomedical Corporation of Quebec [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ID Biomedical Corporation of Quebec
Country of incorporation	Canada
GlaxoSmithKline Limited [Member] | China (Hong Kong) [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Limited
Country of incorporation	China (Hong Kong)
Sino-American Tianjin Smith Kline and French Laboratories Ltd [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sino-American Tianjin Smith Kline & French Laboratories Ltd
Country of incorporation	China
GlaxoSmithKline Consumer Healthcare Limited [member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Limited
Country of incorporation	India
GlaxoSmithKline Pharmaceuticals Limited [member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals Limited
Country of incorporation	India
GlaxoSmithKline Consumer Healthcare Japan K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Japan K.K.
Country of incorporation	Japan
GlaxoSmithKline K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline K.K.
Country of incorporation	Japan
ViiV Healthcare Kabushiki Kaisha [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Kabushiki Kaisha
Country of incorporation	Japan
GlaxoSmithKline Pakistan Limited [member] | Pakistan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pakistan Limited
Country of incorporation	Pakistan
Glaxo Wellcome Manufacturing Pte Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Wellcome Manufacturing Pte Ltd.
Country of incorporation	Singapore
GlaxoSmithKline Korea Limited [member] | Republic of Korea [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Korea Limited
Country of incorporation	Republic of Korea
GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. [member] | Turkey [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline llaclari Sanayi ve Ticaret A.S.
Country of incorporation	Turkey
GlaxoSmithKline Biologicals SA [Member] | Belgium [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Biologicals SA
Country of incorporation	Belgium
GlaxoSmithKline Pharmaceuticals S.A. [Member] | Belgium [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals SA
Country of incorporation	Belgium
GlaxoSmithKline Pharmaceuticals S.A. [Member] | Poland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals S.A.
Country of incorporation	Poland
GlaxoSmithKline Biologicals S.A.S. [Member] | France [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Biologicals S.A.S.
Country of incorporation	France
GlaxoSmithKline Sante Grand Public SAS [Member] | France [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Sante Grand Public SAS
Country of incorporation	France
Laboratoire GlaxoSmithKline [Member] | France [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratoire GlaxoSmithKline
Country of incorporation	France
ViiV Healthcare SAS [Member] | France [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare SAS
Country of incorporation	France
GlaxoSmithKline Consumer Healthcare GmbH and Co. KG [member] | Germany [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare GmbH & Co. KG
Country of incorporation	Germany
GlaxoSmithKline GmbH and Co. KG [member] | Germany [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline GmbH & Co. KG
Country of incorporation	Germany
GSK Vaccines GmbH [Member] | Germany [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines GmbH
Country of incorporation	Germany
GlaxoSmithKline Consumer Healthcare S.p.A. [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare S.p.A.
Country of incorporation	Italy
GlaxoSmithKline S.p.A. [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.p.A.
Country of incorporation	Italy
GSK Vaccines S.r.l. [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines S.r.l.
Country of incorporation	Italy
GlaxoSmithKline B.V. [Member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline B.V.
Country of incorporation	Netherlands
GlaxoSmithKline Consumer Healthcare S p z o o [member] | Poland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Haelthcare Sp.z.o.o.
Country of incorporation	Poland
GSK Services Sp z o.o. [Member] | Poland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Services Sp z o.o.
Country of incorporation	Poland
GlaxoSmithKline Trading Services Limited [Member] | Ireland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Trading Services Limited
Country of incorporation	Republic of Ireland
GlaxoSmithKline Healthcare AO [member] | Russia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Healthcare AO
Country of incorporation	Russia
GlaxoSmithKline S.A. [Member] | Spain [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.A.
Country of incorporation	Spain
Laboratorios ViiV Healthcare, S.L. [Member] | Spain [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratorios ViiV Healthcare, S.L.
Country of incorporation	Spain
Novartis Consumer Health S.A. [Member] | Switzerland [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Consumer Health S.A.
Country of incorporation	Switzerland
Block Drug Company Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Block Drug Company, Inc.
Country of incorporation	US
Corixa Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Corixa Corporation
Country of incorporation	US
GlaxoSmithKline Capital Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital Inc.
Country of incorporation	US
GlaxoSmithKline Consumer Health Care L P [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare, L.P.
Country of incorporation	US
GlaxoSmithKline Holdings (Americas) Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings (Americas) Inc.
Country of incorporation	US
GlaxoSmithKline LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline LLC
Country of incorporation	US
Human Genome Sciences, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Human Genome Sciences, Inc.
Country of incorporation	US
GSK Consumer Health, Inc [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Consumer Health, Inc. (formerly Novartis Consumer Health, Inc.)
Country of incorporation	US
S.R One, Limited [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	S.R. One, Limited
Country of incorporation	US
Stiefel Laboratories, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiefel Laboratories, Inc.
Country of incorporation	US
Vii V Health Care Company [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Company
Country of incorporation	US
Glaxo Group Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Group Limited
Country of incorporation	England
Glaxo Operations UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Operations UK Limited
Country of incorporation	England
GlaxoSmithKline Capital PLC [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital plc
Country of incorporation	England
GlaxoSmithKline Consumer Healthcare Holdings Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Holdings Limited
Country of incorporation	England
GlaxoSmithKline Consumer Healthcare (UK) Trading Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare (UK) Trading Limited
Country of incorporation	England
GlaxoSmithKline Export Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Export Limited
Country of incorporation	England
GlaxoSmithKline Finance PLC [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Finance plc
Country of incorporation	England
GlaxoSmithKline Holdings Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings Limited
Country of incorporation	England
GlaxoSmithKline Research and Development Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Research & Development Limited
Country of incorporation	England
GlaxoSmithKline Services Unlimited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Services Unlimited
Country of incorporation	England
GlaxoSmithKline UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline UK Limited
Country of incorporation	England
Setfirst Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Setfirst Limited
Country of incorporation	England
SmithKline Beecham Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SmithKline Beecham Limited
Country of incorporation	England
ViiV Health Care Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Limited
Country of incorporation	England
ViiV Healthcare UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare UK Limited
Country of incorporation	England